UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2017

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Aerospace and defense (0.2%)

Kratos Defense & Security Solutions, Inc.(NON)(S)	51,441	$354,428

		354,428
Airlines (0.4%)

Alaska Air Group, Inc.	8,700	572,982

		572,982
Auto components (0.8%)

American Axle & Manufacturing Holdings, Inc.(NON)	21,008	361,758

Cooper-Standard Holding, Inc.(NON)	7,907	781,212

		1,142,970
Banks (2.4%)

Bank of the Ozarks, Inc.	15,000	576,000

Customers Bancorp, Inc.(NON)	22,336	561,974

FCB Financial Holdings, Inc. Class A(NON)	18,384	706,497

First BanCorp. (Puerto Rico)(NON)	160,701	835,645

Western Alliance Bancorp(NON)	20,752	779,030

		3,459,146
Biotechnology (9.1%)

ACADIA Pharmaceuticals, Inc.(NON)(S)	10,965	348,797

Acceleron Pharma, Inc.(NON)	3,700	133,903

Alder Biopharmaceuticals, Inc.(NON)(S)	12,700	416,179

Alkermes PLC(NON)	7,000	329,210

AMAG Pharmaceuticals, Inc.(NON)(S)	11,680	286,277

Ardelyx, Inc.(NON)	23,127	299,263

ARIAD Pharmaceuticals, Inc.(NON)(S)	76,155	1,042,562

Array BioPharma, Inc.(NON)	40,200	271,350

Axovant Sciences, Ltd. (Bermuda)(NON)	9,900	138,600

Biospecifics Technologies Corp.(NON)	10,453	477,389

Clovis Oncology, Inc.(NON)(S)	6,200	223,510

CytomX Therapeutics, Inc.(NON)	28,000	439,040

Dynavax Technologies Corp.(NON)(S)	32,477	340,684

Eagle Pharmaceuticals, Inc.(NON)(S)	3,559	249,130

Emergent BioSolutions, Inc.(NON)(S)	15,023	473,675

Exelixis, Inc.(NON)	23,300	298,007

FivePrime Therapeutics, Inc.(NON)	10,527	552,562

Halozyme Therapeutics, Inc.(NON)(S)	24,313	293,701

Immune Design Corp.(NON)	15,331	116,209

Inotek Pharmaceuticals Corp.(NON)(S)	23,092	218,912

Insys Therapeutics, Inc.(NON)(S)	13,734	161,924

Ligand Pharmaceuticals, Inc.(NON)(S)	4,349	443,859

Merrimack Pharmaceuticals, Inc.(NON)(S)	55,939	355,213

MiMedx Group, Inc.(NON)(S)	65,114	558,678

Neurocrine Biosciences, Inc.(NON)	7,486	379,091

Ophthotech Corp.(NON)	12,354	569,890

Portola Pharmaceuticals, Inc.(NON)	7,018	159,379

Prothena Corp. PLC (Ireland)(NON)(S)	18,334	1,099,490

Puma Biotechnology, Inc.(NON)(S)	6,700	449,235

Repligen Corp.(NON)	15,986	482,617

Sage Therapeutics, Inc.(NON)	5,634	259,446

Sorrento Therapeutics, Inc.(NON)	19,000	147,060

TESARO, Inc.(NON)(S)	5,033	504,508

Trevena, Inc.(NON)	20,900	141,075

Ultragenyx Pharmaceutical, Inc.(NON)(S)	7,300	517,862

uniQure NV (Netherlands)(NON)	14,924	114,169

		13,292,456
Building products (2.6%)

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)(S)	14,924	562,784

Continental Building Products, Inc.(NON)	32,121	674,220

NCI Building Systems, Inc.(NON)	25,674	374,584

Patrick Industries, Inc.(NON)	16,901	1,046,510

PGT, Inc.(NON)	68,195	727,641

Trex Co., Inc.(NON)	7,116	417,852

		3,803,591
Capital markets (0.7%)

E*Trade Financial Corp.(NON)	20,500	596,960

Lazard, Ltd. Class A	12,848	467,153

		1,064,113
Chemicals (2.6%)

American Vanguard Corp.	36,271	582,512

Innophos Holdings, Inc.	8,462	330,272

Koppers Holdings, Inc.(NON)	18,900	608,202

Minerals Technologies, Inc.	7,412	523,954

Trinseo SA	18,977	1,073,339

W.R. Grace & Co.	9,700	715,860

		3,834,139
Commercial services and supplies (1.3%)

Deluxe Corp.	8,700	581,334

MSA Safety, Inc.	9,628	558,809

Tetra Tech, Inc.	22,271	789,952

		1,930,095
Communications equipment (3.1%)

Applied Optoelectronics, Inc.(NON)(S)	13,500	299,835

Arista Networks, Inc.(NON)	5,900	501,972

Ciena Corp.(NON)	18,681	407,246

InterDigital, Inc./PA	8,797	696,722

Ixia(NON)	31,034	387,925

Netscout Systems, Inc.(NON)	20,300	593,775

Plantronics, Inc.	11,861	616,298

ShoreTel, Inc.(NON)	59,201	473,608

Ubiquiti Networks, Inc.(NON)(S)	10,576	565,816

		4,543,197
Construction and engineering (3.1%)

Argan, Inc.	17,692	1,047,189

Dycom Industries, Inc.(NON)	12,405	1,014,481

Granite Construction, Inc.	8,800	437,712

MasTec, Inc.(NON)	43,290	1,287,445

Quanta Services, Inc.(NON)	29,900	836,901

		4,623,728
Construction materials (1.2%)

Summit Materials, Inc. Class A(NON)	46,100	855,155

U.S. Concrete, Inc.(NON)	18,384	846,859

		1,702,014
Consumer finance (1.0%)

Encore Capital Group, Inc.(NON)(S)	8,179	183,864

FirstCash, Inc. (Mexico)	9,800	461,384

OneMain Holdings, Inc.(NON)(S)	25,300	783,035

		1,428,283
Diversified telecommunication services (1.6%)

Cogent Communications Holdings, Inc.	22,237	818,544

IDT Corp. Class B	23,818	410,622

Inteliquent, Inc.	50,945	822,252

Vonage Holdings Corp.(NON)	50,600	334,466

		2,385,884
Electrical equipment (1.6%)

AZZ, Inc.	11,155	728,087

EnerSys	14,594	1,009,759

Sensata Technologies Holding NV(NON)(S)	17,600	682,528

		2,420,374
Electronic equipment, instruments, and components (2.3%)

Arrow Electronics, Inc.(NON)	8,500	543,745

Belden, Inc.	5,800	400,142

Littelfuse, Inc.	5,338	687,588

MTS Systems Corp.	6,218	286,215

Plexus Corp.(NON)	14,034	656,511

SYNNEX Corp.	6,425	733,157

		3,307,358
Equity real estate investment trusts (REITs) (2.1%)

Chesapeake Lodging Trust	18,000	412,200

Communications Sales & Leasing, Inc.	36,766	1,154,820

National Health Investors, Inc.	11,779	924,416

STAG Industrial, Inc.	25,000	612,750

		3,104,186
Food products (2.1%)

B&G Foods, Inc.	9,600	472,128

Dean Foods Co.	29,600	485,440

Nomad Foods, Ltd. (United Kingdom)(NON)	78,900	932,598

Omega Protein Corp.(NON)	21,300	497,781

Sanderson Farms, Inc.	6,820	656,971

		3,044,918
Health-care equipment and supplies (5.1%)

Conmed Corp.	9,728	389,704

DexCom, Inc.(NON)	6,422	562,953

Entellus Medical, Inc.(NON)	13,540	300,317

GenMark Diagnostics, Inc.(NON)(S)	59,829	705,982

Globus Medical, Inc. Class A(NON)(S)	23,921	539,897

Halyard Health, Inc.(NON)	8,700	301,542

ICU Medical, Inc.(NON)	10,966	1,385,878

Integer Holdings Corp.(NON)	18,114	392,893

Integra LifeSciences Holdings Corp.(NON)	7,300	602,615

Spectranetics Corp. (The)(NON)(S)	23,917	600,078

STERIS PLC (United Kingdom)	9,628	703,807

Zeltiq Aesthetics, Inc.(NON)(S)	25,005	980,696

		7,466,362
Health-care providers and services (3.0%)

AmSurg Corp.(NON)	5,380	360,729

HealthEquity, Inc.(NON)(S)	22,200	840,270

HealthSouth Corp.	17,504	710,137

Landauer, Inc.	12,650	562,672

Molina Healthcare, Inc.(NON)	3,559	207,561

PharMerica Corp.(NON)	26,047	731,139

Select Medical Holdings Corp.(NON)(S)	40,819	551,057

Surgical Care Affiliates, Inc.(NON)	10,170	495,889

		4,459,454
Health-care technology (0.6%)

Veeva Systems, Inc. Class A(NON)(S)	20,952	864,899

		864,899
Hotels, restaurants, and leisure (2.8%)

Brinker International, Inc.(S)	11,367	573,238

Buffalo Wild Wings, Inc.(NON)	2,234	314,413

Cedar Fair LP	8,993	515,209

Cheesecake Factory, Inc. (The)(S)	17,253	863,685

Marcus Corp. (The)	14,905	373,221

Penn National Gaming, Inc.(NON)	35,900	487,163

Popeyes Louisiana Kitchen, Inc.(NON)	9,900	526,086

Sonic Corp.	20,100	526,218

		4,179,233
Household durables (1.5%)

CalAtlantic Group, Inc.	13,000	434,720

Century Communities, Inc.(NON)	14,800	318,348

Ethan Allen Interiors, Inc.	10,271	321,174

LGI Homes, Inc.(NON)(S)	31,700	1,167,828

		2,242,070
Insurance (0.5%)

Amtrust Financial Services, Inc.	25,499	684,138

		684,138
Internet and direct marketing retail (0.5%)

FTD Cos., Inc.(NON)	16,200	333,234

Groupon, Inc.(NON)(S)	76,000	391,400

		724,634
Internet software and services (4.8%)

Blucora, Inc.(NON)	40,300	451,360

Box, Inc. Class A(NON)(S)	39,700	625,672

Carbonite, Inc.(NON)	57,000	875,520

comScore, Inc.(NON)	6,900	211,554

Cornerstone OnDemand, Inc.(NON)	14,100	647,895

Instructure, Inc.(NON)	30,900	783,933

j2 Global, Inc.	13,100	872,591

New Relic, Inc.(NON)(S)	13,100	501,992

Pandora Media, Inc.(NON)(S)	32,000	458,560

Shopify, Inc. Class A (Canada)(NON)	13,600	583,712

Stamps.com, Inc.(NON)(S)	6,100	576,511

XO Group, Inc.(NON)	24,100	465,853

		7,055,153
IT Services (1.3%)

Cardtronics PLC Class A (United Kingdom)(NON)	12,158	542,247

CSG Systems International, Inc.	15,913	657,684

Travelport Worldwide, Ltd.	49,300	740,979

		1,940,910
Leisure products (0.2%)

MCBC Holdings, Inc.	20,888	238,123

		238,123
Life sciences tools and services (2.0%)

Albany Molecular Research, Inc.(NON)(S)	38,800	640,588

Cambrex Corp.(NON)	14,034	623,952

Charles River Laboratories International, Inc.(NON)	8,599	716,641

INC Research Holdings, Inc. Class A(NON)	10,053	448,163

VWR Corp.(NON)	19,900	564,364

		2,993,708
Machinery (2.8%)

Altra Industrial Motion Corp.	14,352	415,777

Hillenbrand, Inc.	18,300	579,012

Kadant, Inc.	11,148	580,922

Standex International Corp.	11,857	1,101,160

Wabash National Corp.(NON)	33,392	475,502

Woodward, Inc.	15,518	969,565

		4,121,938
Marine (0.3%)

Matson, Inc.	10,134	404,144

		404,144
Media (0.8%)

IMAX Corp. (Canada)(NON)(S)	17,100	495,387

Regal Entertainment Group Class A(S)	32,319	702,938

		1,198,325
Metals and mining (0.4%)

Ternium SA ADR	28,700	563,381

		563,381
Multiline retail (0.2%)

Big Lots, Inc.	6,700	319,925

		319,925
Oil, gas, and consumable fuels (1.4%)

Callon Petroleum Co.(NON)	41,470	651,079

Diamondback Energy, Inc.(NON)	4,776	461,075

Gulfport Energy Corp.(NON)	7,620	215,265

Synergy Resources Corp.(NON)(S)	105,200	729,036

		2,056,455
Paper and forest products (0.4%)

KapStone Paper and Packaging Corp.	30,469	576,473

		576,473
Personal products (0.3%)

Nutraceutical International Corp.(NON)	16,308	509,462

		509,462
Pharmaceuticals (5.4%)

Aerie Pharmaceuticals, Inc.(NON)	4,100	154,734

Akorn, Inc.(NON)	13,639	371,799

ANI Pharmaceuticals, Inc.(NON)(S)	7,300	484,355

Aralez Pharmaceuticals, Inc. (Canada)(NON)(S)	69,182	335,533

Cardiome Pharma Corp. (Canada)(NON)	143,714	451,262

Depomed, Inc.(NON)	14,727	368,028

Endo International PLC(NON)	21,000	423,150

Horizon Pharma PLC(NON)(S)	40,200	728,826

Impax Laboratories, Inc.(NON)	12,409	294,093

Jazz Pharmaceuticals PLC(NON)	11,482	1,394,833

Lannett Co., Inc.(NON)(S)	24,942	662,709

Medicines Co. (The)(NON)(S)	14,300	539,682

Pacira Pharmaceuticals, Inc.(NON)	7,362	251,928

Prestige Brands Holdings, Inc.(NON)	7,667	370,086

Sucampo Pharmaceuticals, Inc. Class A(NON)	26,533	326,621

Supernus Pharmaceuticals, Inc.(NON)	20,731	512,678

TherapeuticsMD, Inc.(NON)(S)	42,800	291,468

		7,961,785
Professional services (0.9%)

ICF International, Inc.(NON)	20,600	912,992

WageWorks, Inc.(NON)	6,989	425,700

		1,338,692
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A	19,274	843,816

		843,816
Road and rail (0.5%)

Saia, Inc.(NON)	23,900	716,044

		716,044
Semiconductors and semiconductor equipment (11.0%)

Advanced Energy Industries, Inc.(NON)	29,848	1,412,407

Ambarella, Inc.(NON)(S)	10,297	757,962

Cavium, Inc.(NON)	7,207	419,447

CEVA, Inc.(NON)	37,392	1,311,337

Cirrus Logic, Inc.(NON)	10,631	565,038

Cypress Semiconductor Corp.(S)	37,554	456,657

DSP Group, Inc.(NON)	24,238	291,098

FormFactor, Inc.(NON)	78,500	851,725

Inphi Corp.(NON)	10,800	469,908

Integrated Device Technology, Inc.(NON)	30,928	714,437

Lattice Semiconductor Corp.(NON)	111,679	724,797

Maxim Integrated Products, Inc.	15,400	614,922

MaxLinear, Inc. Class A(NON)	31,300	634,451

Mellanox Technologies, Ltd. (Israel)(NON)	19,760	854,620

Microsemi Corp.(NON)	16,012	672,184

MKS Instruments, Inc.	11,861	589,848

Monolithic Power Systems, Inc.	9,488	763,784

ON Semiconductor Corp.(NON)	60,782	748,834

Power Integrations, Inc.	10,477	660,365

Semtech Corp.(NON)	8,412	233,265

Silicon Laboratories, Inc.(NON)	5,634	331,279

Skyworks Solutions, Inc.	7,485	569,908

Tessera Technologies, Inc.	16,802	645,869

Tower Semiconductor, Ltd. (Israel)(NON)(S)	56,900	863,742

		16,157,884
Software (8.2%)

A10 Networks, Inc.(NON)	52,578	562,059

Aspen Technology, Inc.(NON)	14,535	680,093

Blackbaud, Inc.	12,551	832,633

CommVault Systems, Inc.(NON)	11,300	600,369

Fortinet, Inc.(NON)	20,400	753,372

Gigamon, Inc.(NON)	10,496	575,181

Mentor Graphics Corp.	31,298	827,519

MobileIron, Inc.(NON)	119,336	328,174

Paycom Software, Inc.(NON)(S)	10,100	506,313

Paylocity Holding Corp.(NON)	9,092	404,230

Proofpoint, Inc.(NON)(S)	9,621	720,132

PROS Holdings, Inc.(NON)	40,400	913,444

QAD, Inc. Class A	35,169	787,082

ServiceNow, Inc.(NON)	7,800	617,370

Tyler Technologies, Inc.(NON)	10,435	1,786,785

Verint Systems, Inc.(NON)	13,886	522,530

Zendesk, Inc.(NON)	15,500	476,005

Zix Corp.(NON)	34,979	143,414

		12,036,705
Specialty retail (1.4%)

American Eagle Outfitters, Inc.	34,500	616,170

Caleres, Inc.	20,960	530,078

Chico's FAS, Inc.	24,600	292,740

Children's Place, Inc. (The)	7,000	559,090

		1,998,078
Technology hardware, storage, and peripherals (1.5%)

NCR Corp.(NON)	28,400	914,196

Pure Storage, Inc. Class A(NON)(S)	59,400	804,870

Super Micro Computer, Inc.(NON)	21,400	500,118

		2,219,184
Textiles, apparel, and luxury goods (1.2%)

G-III Apparel Group, Ltd.(NON)	7,524	219,325

Oxford Industries, Inc.	5,314	359,758

Perry Ellis International, Inc.(NON)	20,600	397,168

Steven Madden, Ltd.(NON)	12,344	426,609

Wolverine World Wide, Inc.	16,901	389,230

		1,792,090
Thrifts and mortgage finance (1.3%)

BofI Holding, Inc.(NON)(S)	27,167	608,541

Essent Group, Ltd.(NON)	26,389	702,211

LendingTree, Inc.(NON)(S)	5,700	552,387

		1,863,139
Tobacco (0.3%)

Vector Group, Ltd.(S)	19,717	424,505

		424,505
Trading companies and distributors (0.4%)

Beacon Roofing Supply, Inc.(NON)	14,924	627,853

		627,853

Total common stocks (cost $125,987,332)		$146,592,424

SHORT-TERM INVESTMENTS (18.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)(AFF)	26,889,451	$26,889,451

Putnam Short Term Investment Fund 0.51%(AFF)	921,434	921,434

Total short-term investments (cost $27,810,885)		$27,810,885

TOTAL INVESTMENTS

Total investments (cost $153,798,217)(b)		$174,403,309

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $146,855,635.
(b)	The aggregate identified cost on a tax basis is $153,800,198, resulting in gross unrealized appreciation and depreciation of $27,416,327 and $6,813,216, respectively, or net unrealized appreciation of $20,603,111.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC**	$18,919,737	$26,828,990	$18,859,276	$37,115	$26,889,451
	Putnam Short Term Investment Fund****	2,996,245	14,006,138	16,080,949	3,681	921,434
	Totals	$21,915,982	$40,835,128	$34,940,225	$40,796	$27,810,885
** No management fees are charged to Putnam Cash Collateral Pool, LLC.
**** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $26,889,451, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $26,612,072.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$13,835,448	$—	$—
Consumer staples	3,978,885	—	—
Energy	2,056,455	—	—
Financials	8,498,819	—	—
Health care	37,038,664	—	—
Industrials	20,913,869	—	—
Information technology	47,260,391	—	—
Materials	6,676,007	—	—
Real estate	3,948,002	—	—
Telecommunication services	2,385,884	—	—
Total common stocks	146,592,424	—	—
Short-term investments	921,434	26,889,451	—

Totals by level	$147,513,858	$26,889,451	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016